Expenses and Other Non-Operating (Income) Expense, Net (Tables)	12 Months Ended
Dec. 31, 2025
Expenses And Other Non Operating Income Expense Net [Abstract]
Schedule of Sales and Marketing Expenses

Sales and marketing expenses

	December 31, 2025	December 31, 2024
Advertisement and publicity expenses	$5,553,648	$907,987
Employee salaries and benefits	3,762,397	802,480
Consultancy charges	1,868,905	4,076,671
Share-based payments to employees	608,258	508,288
Share-based payments to related parties	269,167	389,444
Total	$12,062,375	$6,684,870

Schedule of General and Administrative Expenses

General and administrative expenses

	December 31, 2025	December 31, 2024
IT expenses	$10,321,291	$813,766
Legal and professional expenses	19,387,187	36,595,512
Business development expenses	195,008	4,750,430
Employee salaries and benefits	12,041,055	17,725,021
Consultancy charges	10,516,745	3,695,565
Share-based payments to employees	7,438,147	3,806,361
Share-based payments to related parties	6,453,467	62,611,948
Share-based payments for consultancy	—	217,365
Transaction related expenses	18,979,296	—
Other	5,034,030	1,806,116
Total	$90,366,226	$132,022,084

Schedule of Other Non-operating income (expenses), net	Other non-operating income (expense), net

	December 31, 2025	December 31, 2024
Foreign exchange gain/(loss)	$516,654	$1,289,938
R&D credits	—	—
Other, net	(51,136)	6
Total	$465,518	$1,289,944